T-REX 2X INVERSE MSTR DAILY TARGET ETF

Schedule of Investments	November 30, 2024 (unaudited)

Other Assets In Excess of Liabilities - 100.00%								$149,267,544

TOTAL NET ASSETS - 100.00%								$149,267,544

SWAP CONTRACTS
EQUITY SWAP CONTRACTS

	Reference	Pay/Receive						Unrealized
	Entity/	Equity on	Financing	Pay/Receive	Termination		Notional	Appreciation
Counterparty	Obligation	Reference Entity	Rate	Frequency	Date	Contracts	Amount	(Depreciation)
Clear Street Derivatives LLC	Clear Street Derivatives LLC	Pay	X.XX% (OBFR01)(b) 3.58%	Monthly	1/6/2026	12,200,000	$25,071,581	$320,451
Cantor Fitzgerald Secured LLC	Cantor Fitzgerald Secured LLC	Pay	0.00%	Monthly	10/17/2025	43,374,560	$—	$—
Marex Prime Services	Marex Prime Services	Pay	5.00%	Monthly	12/21/2025	129,565,240	$274,761,439	$9,172,577
TOTAL EQUITY SWAP CONTRACTS						185,139,800	$299,833,020	$9,493,028

(a) Includes cash which is being held as collateral for total return swap contracts.

(b) OBFR01 - Overnight Bank Funding Rate, 4.58% as of November 30, 2024.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of November 30, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Total Return Swap Contracts		$9,493,028		$9,493,028